PROPERTY, PLANT AND EQUIPMENT - Business Combination (Details) - Ferrier $ in Millions	Jun. 30, 2016 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 29.2
Number of shares issued (in shares) | shares	4,109,515
Financial assets recognised as of acquisition date	$ 29.7
Financial liabilities recognised as of acquisition date	$ 0.5